Share-Based Compensation Plans - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 1,700,000		$ 9,900,000	$ 0	$ 0
Share-based compensation capitalized costs	$ 0	$ 0	$ 0	0	$ 0
2015 Stock Option and Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year		1 year
2015 Stock Option and Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years		4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 500,000		$ 3,500,000
Award vesting period	1 year 8 months 12 days		1 year 9 months 18 days
Unamortized amount of share-based compensation expense	$ 2,300,000		$ 2,800,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 1,200,000		$ 6,400,000
Award vesting period	2 years		2 years 1 month 6 days
Total unrecognized cost related to non-vested stock option awards	$ 6,000,000		$ 7,300,000	0
Cost of Goods Sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	200,000		1,500,000
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 1,500,000		$ 8,400,000
Service Period From Grant Date Through December 31, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense				$ 3,600,000